Inventory	12 Months Ended
Dec. 31, 2021
Leases
Inventory

10.	Inventory

	2021	2020
	€’000	€’000
Raw materials	3,685	—

No inventories were consumed during the years ended December 31, 2021 or 2020. No provision for impairment was recognized during the current or prior year.